5. Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Segment information
Segment Report – 2019	Malaysia	Australia	Total
	2019 $	2019 $	2019 $
Revenue
Other income	-	165,152	165,152
Total segment revenue	-	-	-
Depreciation and amortisation	-	-	-
Finance costs	-	-	-
Impairment of investment in associate	-	-	-
Other expenses	(9,890)	(143,355)	(153,245)
Segment result before tax	(9,890)	21,797	11,907
Income tax expense			-
Net profit for the year			11,907

Non-current Segment assets	-	-	-
Total Segment assets	10,899	169,201	180,100
Segment liabilities	(11,335)	(161,835)	(173,170)

Segment Report – 2018	Malaysia	Australia	Total
	2018 $	2018 $	2018 $
Revenue
Interest received	-	1,524	1,524
Total segment revenue	-	1,524	1,524
Depreciation and amortisation	(1,898)	-	(1,898)
Finance costs	-	(2,450)	(2,450)
Impairment of investment in associate	-	-	-
Other expenses	(31,490)	(167,665)	(199,155)
Segment result before tax	(33,388)	(168,591)	(201,979
Income tax expense	(135)	-	(135)
Net (loss) for the year			(202,114)

Non-current Segment assets	-	-	-
Total Segment assets	9,844	189,835	199,679
Segment liabilities	(340)	(204,265)	(204,605)